Other income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Other Income [Abstract]
Changes in contingent consideration	$ 9,112	$ 33,684		$ 12,002
Production delay compensation	12,503	9,542		0
Others	(5,443)	221		1,765
Total	$ 16,172	$ 43,447	[1]	$ 13,767	[1]

[1]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.